Cost of sales - Schedule of operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Fees and compensation for services	$ 66,155	$ 53,024	$ 46,218
Salaries and payroll taxes	22,344	16,591	12,593
Consumption of materials and spare parts	16,824	15,912	11,181
Easements and fees	11,427	9,572	8,222
Employee benefits	6,481	4,877	3,867
Transport	5,963	3,274	2,351
Other	4,191	3,873	3,586
Total operating costs	$ 133,385	$ 107,123	$ 88,018